Loans and Leases (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of loans outstanding
Total Consumer Real Estate	$ 28,635,000	$ 30,152,000
Total Commercial Real Estate	50,150,000	56,368,000
Total Commercial and Other Loans	15,603,000	15,938,000
Total Consumer Loans	5,231,000	7,090,000
Total loans	99,509,000	109,548,000
Less unearned interest and deferred fees	122,000	119,000
Net loans	99,387,344	109,428,476
Consumer Real Estate [Member]
Summary of loans outstanding
Consumer Real Estate, Construction	730,000	295,000
Consumer Real Estate, Home Equity Lines of Credit	3,157,000	2,303,000
Total Consumer Real Estate	28,525,000	30,152,000
Net loans	28,635,000	30,152,000
Consumer Real Estate [Member] | Farmland [Member]
Summary of loans outstanding
Consumer Real Estate	239,000	213,000
Consumer Real Estate [Member] | Residential 1-4 Family [Member]
Summary of loans outstanding
Consumer Real Estate	22,439,000	24,961,000
Consumer Real Estate [Member] | Home Equity Loans [Member]
Summary of loans outstanding
Consumer Real Estate	1,960,000	2,380,000
Commercial Real Estate [Member]
Summary of loans outstanding
Commercial Real Estate, Non-farm, non-residential	41,164,000	49,146,000
Commercial Real Estate, Multifamily (5 or more) residential properties	8,986,000	7,222,000
Total Commercial Real Estate	50,150,000	56,368,000
Net loans	50,150,000	56,368,000
Commercial and Other Loans [Member]
Summary of loans outstanding
Commercial and Other Loans, Commercial	5,626,000	4,354,000
Commercial and Other Loans, Non-rated industrial development obligations	9,954,000	11,508,000
Commercial and Other Loans, Other loans	23,000	76,000
Total Commercial and Other Loans	15,603,000	15,938,000
Net loans	15,603,000	15,938,000
Consumer Loans [Member]
Summary of loans outstanding
Consumer Loans, Installment and other loans to individuals	4,668,000	6,484,000
Consumer Loans, Credit Cards	563,000	606,000
Total Consumer Loans	5,231,000	7,090,000
Net loans	$ 5,231,000	$ 7,090,000